American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
March 31, 2020

NT Equity Growth - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 92.5%
Aerospace and Defense — 1.0%
Hexcel Corp.	5,937	220,797
Huntington Ingalls Industries, Inc.	4,789	872,604
Lockheed Martin Corp.	10,475	3,550,501
Northrop Grumman Corp.	969	293,171
		4,937,073
Auto Components — 0.1%
BorgWarner, Inc.	20,711	504,727
Banks — 2.7%
Bank of America Corp.	123,547	2,622,903
Citigroup, Inc.	15,234	641,656
JPMorgan Chase & Co.	71,640	6,449,749
M&T Bank Corp.	13,494	1,395,684
Wells Fargo & Co.	59,981	1,721,455
Zions Bancorp N.A.	36,458	975,616
		13,807,063
Beverages — 0.7%
Molson Coors Beverage Co., Class B	40,609	1,584,157
Monster Beverage Corp.(1)	38,038	2,140,018
		3,724,175
Biotechnology — 4.0%
AbbVie, Inc.	70,080	5,339,395
Amgen, Inc.	5,862	1,188,403
Biogen, Inc.(1)	14,824	4,690,017
Gilead Sciences, Inc.	30,788	2,301,711
Incyte Corp.(1)	30,457	2,230,366
Regeneron Pharmaceuticals, Inc.(1)	7,797	3,807,197
Vertex Pharmaceuticals, Inc.(1)	3,933	935,858
		20,492,947
Building Products — 1.5%
Fortune Brands Home & Security, Inc.	77,541	3,353,648
Johnson Controls International plc	11,168	301,089
Masco Corp.	114,698	3,965,110
		7,619,847
Capital Markets — 1.5%
FactSet Research Systems, Inc.	9,245	2,409,987
LPL Financial Holdings, Inc.	27,564	1,500,309
Moody's Corp.	12,402	2,623,023
SEI Investments Co.	27,513	1,274,952
		7,808,271
Chemicals — 0.3%
LyondellBasell Industries NV, Class A	25,689	1,274,945
Valvoline, Inc.	20,638	270,151
		1,545,096

Commercial Services and Supplies — 0.1%
Waste Management, Inc.	4,376	405,043
Communications Equipment — 0.8%
Cisco Systems, Inc.	37,975	1,492,797
Motorola Solutions, Inc.	21,118	2,807,005
		4,299,802
Consumer Finance — 0.5%
American Express Co.	2,505	214,453
Capital One Financial Corp.	12,436	627,023
Discover Financial Services	14,415	514,183
Synchrony Financial	76,716	1,234,361
		2,590,020
Containers and Packaging — 0.8%
International Paper Co.	56,579	1,761,304
Packaging Corp. of America	18,253	1,584,908
WestRock Co.	29,127	823,129
		4,169,341
Distributors — 0.2%
LKQ Corp.(1)	55,180	1,131,742
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	34,527	6,312,571
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	101,728	2,965,371
CenturyLink, Inc.	326,690	3,090,487
Verizon Communications, Inc.	91,254	4,903,078
		10,958,936
Electric Utilities — 1.0%
Evergy, Inc.	45,413	2,499,985
OGE Energy Corp.	27,085	832,322
PPL Corp.	81,854	2,020,157
		5,352,464
Electrical Equipment — 0.8%
Emerson Electric Co.	63,231	3,012,957
Hubbell, Inc.	10,192	1,169,430
		4,182,387
Electronic Equipment, Instruments and Components — 0.5%
Trimble, Inc.(1)	46,331	1,474,716
Zebra Technologies Corp., Class A(1)	4,782	877,975
		2,352,691
Energy Equipment and Services†
Schlumberger Ltd.	11,289	152,289
Entertainment — 2.6%
Activision Blizzard, Inc.(1)	83,851	4,987,458
Electronic Arts, Inc.(1)	53,390	5,348,076
Take-Two Interactive Software, Inc.(1)	23,649	2,805,008
Walt Disney Co. (The)	3,024	292,118
		13,432,660
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gaming and Leisure Properties, Inc.	5,759	159,582

PS Business Parks, Inc.	2,130	288,657
WP Carey, Inc.	37,160	2,158,253
		2,606,492
Food and Staples Retailing — 1.1%
Sysco Corp.	41,215	1,880,640
Walgreens Boots Alliance, Inc.	73,255	3,351,416
Walmart, Inc.	5,809	660,019
		5,892,075
Food Products — 4.1%
Campbell Soup Co.	120,144	5,545,847
General Mills, Inc.	93,110	4,913,415
Hershey Co. (The)	41,845	5,544,463
Hormel Foods Corp.	52,185	2,433,908
J.M. Smucker Co. (The)	4,661	517,371
Kellogg Co.	40,990	2,458,990
		21,413,994
Health Care Equipment and Supplies — 4.0%
Abbott Laboratories	72,103	5,689,648
Baxter International, Inc.	40,839	3,315,718
Danaher Corp.	7,316	1,012,608
DENTSPLY SIRONA, Inc.	53,130	2,063,038
DexCom, Inc.(1)	8,354	2,249,482
Edwards Lifesciences Corp.(1)	15,008	2,830,809
Hologic, Inc.(1)	42,922	1,506,562
Medtronic plc	13,330	1,202,099
Zimmer Biomet Holdings, Inc.	6,872	694,622
		20,564,586
Health Care Providers and Services — 2.6%
Cardinal Health, Inc.	11,002	527,436
CVS Health Corp.	66,724	3,958,735
Henry Schein, Inc.(1)	9,008	455,084
Humana, Inc.	9,385	2,947,078
McKesson Corp.	23,545	3,184,697
UnitedHealth Group, Inc.	9,396	2,343,174
		13,416,204
Health Care Technology — 1.0%
Cerner Corp.	79,910	5,033,531
Hotels, Restaurants and Leisure — 1.0%
Las Vegas Sands Corp.	29,212	1,240,634
McDonald's Corp.	4,310	712,658
Royal Caribbean Cruises Ltd.	13,493	434,070
Starbucks Corp.	44,790	2,944,495
		5,331,857
Household Durables — 0.4%
Mohawk Industries, Inc.(1)	14,049	1,071,096
PulteGroup, Inc.	52,400	1,169,568
		2,240,664
Household Products — 1.9%
Colgate-Palmolive Co.	16,351	1,085,052

Kimberly-Clark Corp.	26,497	3,388,172
Procter & Gamble Co. (The)	46,718	5,138,980
		9,612,204
Industrial Conglomerates — 0.9%
Carlisle Cos., Inc.	29,080	3,643,142
Honeywell International, Inc.	6,153	823,210
		4,466,352
Insurance — 1.7%
American Financial Group, Inc.	25,889	1,814,301
Aon plc	4,203	693,663
Brown & Brown, Inc.	31,906	1,155,635
Hartford Financial Services Group, Inc. (The)	28,719	1,012,058
Marsh & McLennan Cos., Inc.	27,012	2,335,458
MetLife, Inc.	60,723	1,856,302
		8,867,417
Interactive Media and Services — 5.4%
Alphabet, Inc., Class A(1)	12,679	14,732,364
Facebook, Inc., Class A(1)	78,975	13,173,030
		27,905,394
Internet and Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	8,587	16,742,246
Booking Holdings, Inc.(1)	2,642	3,554,335
eBay, Inc.	11,512	346,051
		20,642,632
IT Services — 4.0%
Accenture plc, Class A	7,849	1,281,428
Akamai Technologies, Inc.(1)	54,017	4,942,015
Amdocs Ltd.	38,854	2,135,805
EVERTEC, Inc.	9,244	210,116
International Business Machines Corp.	39,800	4,415,014
Mastercard, Inc., Class A	7,877	1,902,768
Visa, Inc., Class A	20,841	3,357,902
Western Union Co. (The)	123,308	2,235,574
		20,480,622
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	72,465	5,189,943
Illumina, Inc.(1)	1,461	399,029
		5,588,972
Machinery — 2.3%
Allison Transmission Holdings, Inc.	76,293	2,487,915
Caterpillar, Inc.	5,288	613,619
Cummins, Inc.	37,816	5,117,261
Snap-on, Inc.	33,034	3,594,760
		11,813,555
Media — 1.5%
Discovery, Inc., Class C(1)	277,861	4,873,682
DISH Network Corp., Class A(1)	20,697	413,733
Fox Corp., Class B	53,314	1,219,824
Interpublic Group of Cos., Inc. (The)	36,947	598,172

Omnicom Group, Inc.	6,631	364,042
		7,469,453
Metals and Mining — 0.9%
Reliance Steel & Aluminum Co.	35,825	3,137,912
Steel Dynamics, Inc.	68,842	1,551,698
		4,689,610
Multiline Retail — 0.6%
Target Corp.	31,232	2,903,639
Oil, Gas and Consumable Fuels — 1.3%
Chevron Corp.	21,423	1,552,311
Exxon Mobil Corp.	64,015	2,430,649
HollyFrontier Corp.	49,260	1,207,363
Kinder Morgan, Inc.	62,997	876,918
Valero Energy Corp.	17,529	795,115
		6,862,356
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	22,023	3,509,145
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	140,107	7,809,564
Jazz Pharmaceuticals plc(1)	26,229	2,616,081
Johnson & Johnson	44,148	5,789,127
Merck & Co., Inc.	126,385	9,724,062
Mylan NV(1)	57,185	852,628
Pfizer, Inc.	30,847	1,006,846
		27,798,308
Professional Services — 0.1%
IHS Markit Ltd.	5,167	310,020
Robert Half International, Inc.	9,291	350,735
		660,755
Road and Rail — 0.4%
Kansas City Southern	17,743	2,256,555
Semiconductors and Semiconductor Equipment — 5.0%
Applied Materials, Inc.	102,721	4,706,676
Broadcom, Inc.	30,618	7,259,528
Intel Corp.	56,120	3,037,214
KLA Corp.	17,982	2,584,733
Lam Research Corp.	9,593	2,302,320
Maxim Integrated Products, Inc.	32,869	1,597,762
Qorvo, Inc.(1)	11,689	942,484
Texas Instruments, Inc.	32,285	3,226,240
		25,656,957
Software — 11.0%
Adobe, Inc.(1)	27,516	8,756,692
Autodesk, Inc.(1)	19,604	3,060,184
Cadence Design Systems, Inc.(1)	50,713	3,349,087
CDK Global, Inc.	27,656	908,500
Fortinet, Inc.(1)	19,284	1,950,962
Intuit, Inc.	16,007	3,681,610
Microsoft Corp.	134,030	21,137,871

NortonLifeLock, Inc.	84,400	1,579,124
Oracle Corp. (New York)	34,546	1,669,608
Palo Alto Networks, Inc.(1)	6,279	1,029,505
salesforce.com, Inc.(1)	35,609	5,126,984
ServiceNow, Inc.(1)	11,138	3,191,928
Zoom Video Communications, Inc., Class A(1)	11,007	1,608,343
		57,050,398
Specialty Retail — 1.3%
AutoZone, Inc.(1)	5,478	4,634,388
Home Depot, Inc. (The)	3,293	614,836
O'Reilly Automotive, Inc.(1)	5,160	1,553,418
		6,802,642
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.	87,832	22,334,799
Hewlett Packard Enterprise Co.	111,742	1,085,015
HP, Inc.	65,968	1,145,204
NetApp, Inc.	7,898	329,268
Xerox Holdings Corp.	47,951	908,192
		25,802,478
Textiles, Apparel and Luxury Goods — 0.2%
PVH Corp.	3,624	136,407
Ralph Lauren Corp.	16,483	1,101,559
		1,237,966
Trading Companies and Distributors — 0.7%
W.W. Grainger, Inc.	13,789	3,426,567
TOTAL COMMON STOCKS (Cost $456,185,701)		477,782,525
TEMPORARY CASH INVESTMENTS — 7.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $12,013,276), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $11,779,702)		11,779,699
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,604,728	24,604,728
TOTAL TEMPORARY CASH INVESTMENTS (Cost $36,384,427)		36,384,427
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $492,570,128)		514,166,952
OTHER ASSETS AND LIABILITIES — 0.5%		2,623,829
TOTAL NET ASSETS — 100.0%		$516,790,781

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	220	June 2020	$11,000	$28,266,700	$(1,264,500)

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	477,782,525	—	—
Temporary Cash Investments	24,604,728	11,779,699	—
	502,387,253	11,779,699	—

Liabilities
Other Financial Instruments
Futures Contracts	1,264,500	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.